Organization and Principal Activities (Details)	Jun. 30, 2019
Lianluo Smart owns [Member]
Organization and Principal Activities, (Textual)
Owner percentage	100.00%
Beijing Dehaier Medical Technology [Member]
Organization and Principal Activities, (Textual)
Owner percentage	100.00%